Summary of Significant Accounting Policies - Schedule of Disaggregation of Our Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Our Revenue [Line Items]
Total	$ 11,374,996	$ 15,864,773	$ 19,433,945
Medical training and education services [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total	6,858,034	7,704,812	6,385,735
Patient management services in patient-aid projects [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total	3,820,520	6,008,152	4,020,999
Sales of patented drugs [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Total	$ 696,442	$ 2,151,809	$ 9,027,211